UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-08763

MH Elite Portfolio of Funds Trust

(Exact name of registrant as specified in charter)

43 Highlander Drive

Scotch Plains, NJ 07076

(Address of principal executive offices) (Zip code)

MH Elite Portfolio of Funds Trust

43 Highlander Drive

Scotch Plains, NJ 07076

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 318-7969

Date of fiscal year end:  December 31

Date of reporting period: July 1, 2019 - June 30, 2020

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

a)

The name of the issuer of the portfolio security;

b)

The exchange ticker symbol of the portfolio security;

c)

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

d)

The shareholder meeting date;

e)

A brief identification of the matter voted on;

f)

Whether the matter was proposed by the issuer or by a security holder;

g)

Whether the Registrant cast its vote on the matter;

h)

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

i)

Whether the Registrant cast its vote for or against management.

MH Elite Small Cap Fund of Funds

Baron Discovery Retail

Exchange Ticker Symbol:

BDFFX

CUSIP:

068278860

Shareholder Meeting Date:

May 22, 2020

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect seven directors	For	Issuer	For	With

MH Elite Fund of Funds

Akre Focus Class I

Exchange Ticker Symbol:

AKRIX

CUSIP:

742935125

Shareholder Meeting Date:

June 17, 2020

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect three Trustees	For	Issuer	For	With

Fidelity Select Medical Tech and Devices

Exchange Ticker Symbol:

FSMEX

CUSIP:

316390475

Shareholder Meeting Date:

June 9, 2020

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect the Board of Trustees	For	Issuer	For	With

MH Elite Select Portfolio of Funds

Artisan International Small Mid Inv Class

Exchange Ticker Symbol:

ARTJX

CUSIP:

04314H808

Shareholder Meeting Date:

December 6, 2019

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With

Artisan Developing World Inv Class

Exchange Ticker Symbol:

ARTYX

CUSIP:

04314H626

Shareholder Meeting Date:

December 6, 2019

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With

Fidelity International Capital Appreciation

Exchange Ticker Symbol:

FIVFX

CUSIP:

315910810

Shareholder Meeting Date:

June 9, 2020

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect a Board of Trustees	For	Issuer	For	With
2	To convert a fundamental investment policy to a non-fundamental investment policy	For	Issuer	For	With

MH Elite Income Fund of Funds

Artisan High Income Advisor

Exchange Ticker Symbol:

APDFX

CUSIP:

04314H717

Shareholder Meeting Date:

December 6, 2019

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With

Fidelity Capital and Income

Exchange Ticker Symbol:

FAGIX

CUSIP:

316062108

Shareholder Meeting Date:

June 9, 2020

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect a Board of Trustees	For	Issuer	For	With
2	To convert a fundamental investment policy to a non-fundamental investment policy.	For	Issuer	For	With
5

A shareholder proposal requesting that the Board of Trustees institute procedures to avoid holding investments in companies that, in management’s judgment, substantially contribute to genocide or crimes against humanity

		Against	Shareholder	For	With

Guggenheim Total Return Bond Class P

Exchange Ticker Symbol:

GIBLX

CUSIP:

40169J879

Shareholder Meeting Date:

October 28, 2019

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect ten Trustees	For	Issuer	For	With

Goldman Sachs Emerging Markets Debt Inv Class

Exchange Ticker Symbol:

GSIRX

CUSIP:

38144N171

Shareholder Meeting Date:

January 23, 2020

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect four Trustees	For	Issuer	For	With

MH Elite Income Fund of Funds (Continued)

Lord Abbett Bond Debenture Fund Class R6

Exchange Ticker Symbol:

LBNVX

CUSIP:

544004864

Shareholder Meeting Date:

August 26, 2019

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of the Board	For	Issuer	For	With

Western Asset Core Plus Bond Class Fl

Exchange Ticker Symbol:

WACIX

CUSIP:

957663602

Shareholder Meeting Date:

December 3, 2019

Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of the Board	For	Issuer	For	With

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MH Elite Portfolio of Funds Trust

By: /s/ Harvey Merson

Harvey Merson

Chief Executive Officer

Date: August 27, 2020

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